Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Vycor Medical, Inc., and its wholly-owned subsidiaries, NovaVision, Inc. (a Delaware corporation), NovaVision AG (a German corporation) and Sight Science Limited (a UK corporation), both wholly owned subsidiaries of NovaVision, Inc. The Company is headquartered in Boca Raton, FL. The operations of Sight Science have been consolidated since January 4, 2012 the date of the completion of he acquisition of all the shares of Sight Science. All material inter-company accounts, transactions, and profits have been eliminated in consolidation.

Principles of Consolidation and Basis of Presentation

The consolidated financial statements include the accounts of Vycor Medical, Inc., and its subsidiaries, NovaVision, Inc. (a U.S. corporation incorporated in Delaware) and NovaVision AG (German corporation), a wholly owned subsidiary of NovaVision, Inc. (individually and collectively referred to herein as the Company), which is headquartered in Boca Raton, FL. The operations of NovaVision, Inc have been consolidated from November 30, 2010, the date of the acquisition of substantially all the assets of the former NovaVision, Inc. All material inter-company accounts, transactions, and profits have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the current presentation.

Research and Development

Research and Development

The Company expenses all research and development costs as incurred. For the six months ended June 30, 2012 and 2011 the amounts charged to research and development expenses were $70,547 and $61,336, respectively.

Research and Development

The Company expenses all research and development costs as incurred. For the years ended December 31, 2011 and 2010, the amounts charged to research and development expenses were $115,665 and $15,208, respectively.

Software Development Costs For Internal Use

Software Development Costs

The authoritative accounting guidance requires software development costs to be capitalized upon completion of the preliminary project stage. Accordingly, direct internal and external costs associated with the development of the features and functionality of the Company's software, incurred during the application development stage, are capitalized and amortized using the straight-line method of the estimated life of five years. The Company acquired internally developed software valued at $540,000 as part of the acquisition of the assets of NovaVision, Inc. on November 30, 2010 and $363,472 as part of the acquisition of the assets of Sight Science Limited on January 4, 2012. For the six months ended June 30, 2012 and 2011 there was no capitalization of software development costs.

Software Development Costs For Internal Use

The authoritative guidance requires software development costs to be capitalized upon completion of the preliminary project stage. Accordingly, direct internal and external costs associated with the development of the features and functionality of the Company's software for internal use, incurred during the application development stage, are capitalized and amortized using the straight-line method of the estimated life of three years. The Company acquired internally developed software valued at $540,000 as part of the acquisition of the assets of NovaVision, Inc. For the years ended December 31, 2011 and 2010 there was no capitalization of software development costs.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash balances at various financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Cash balances may at times exceed the FDIC insured limits. Cash also includes a US investment account in a money market backed by government securities up to 105% of the account balance. The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Property and equipment

Property and equipment

The Company records property and equipment at cost and calculates depreciation using the straight-line method over the estimated useful life of the assets, which is estimated to be between three and ten years. Maintenance, repairs and minor renewals are charged to expense when incurred. Replacements and major renewals are capitalized.

Patents and Other Intangible Assets

Patents and Other Intangible Assets

The Company capitalizes legal and related costs associated with the establishment and enhancement of patents for its products once patents have been applied for. Costs associated with the development of the patented item or processes are charged to research and development costs as incurred. The capitalized costs are amortized over the life of the patent.

The Company reviews intangible assets on an annual basis using a present value, cash flow method based upon the authoritative guidance. Trademarks have an indefinite life and are reviewed annually by management for impairment in accordance with the authoritative guidance

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the current authoritative guidance. Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are established, when it is more likely than not that such benefit will not be realized.

Uses of estimates in the preparation of financial statements

Uses of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimated. To the extent management's estimates prove to be incorrect, financial results for future periods may be adversely affected. Significant estimates and assumptions contained in the accompanying consolidated financial statements include management's estimate of the allowance for uncollectible accounts receivable, amortization of intangible assets, and the fair values of options and warrants included in the determination of debt discounts and share based compensation.

Uses of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimated. To the extent management's estimates prove to be incorrect, financial results for future periods may be adversely affected. Significant estimates and assumptions contained in the accompanying consolidated financial statements include management's estimate of the allowance for uncollectible accounts receivable, amortization of intangible assets, and the fair values of options and warrant included in the determination of debt discounts and share based compensation.

Revenue Recognition

Revenue Recognition

Vycor Medical generates revenue from the sale of its surgical access system to hospitals and other medical professionals. Vycor Medical records revenue when a completed contract for the sale exists, the product is invoiced and shipped to the customer. Vycor Medical does provide for product returns or warranty costs.

NovaVision generates revenues from various programs, therapy services and other sources such as government grants. Therapy services revenues represent fees from NovaVision's vision restoration therapy software, diagnostic software, medical devices, clinic set up and training fees, and the professional and support services associated with the therapy. NovaVision recognizes revenue for providing the vision restoration therapy as the Company's work effort is expended. NovaVision provides vision restoration therapy directly to patients. The typical vision restoration therapy consists of six modules, performed on average over 6 months in the U.S. and 10 months in Germany. A patient contract comprises set-up fees and monthly therapy fees. Set-up fees are recognized at the outset of the contract and therapy revenue is recognized ratably over the therapy period. Patient therapy is restricted to being completed by a patient within a specified time frame.

Research grants and other subsidies represent revenue from certain German government agencies to cover certain patients within an insurance group and also to reimburse NovaVision AG for certain payroll and other costs. The Company recognizes grant revenue when services or costs have been incurred which would entitle the Company to use the German government funds, and the grant requirements have been satisfied.

Deferred revenue results from patients paying for the therapy in advance of receiving the therapy.

Accounts Receivable

Accounts Receivable

The Company's accounts receivable are due from the hospitals and distributors in the case of Vycor Medical, and from patients directly therapy or physicians for diagnostic products in the case of NovaVision. Accounts receivable are due once products have been delivered or at the time the therapy is initiated; however, for NovaVision therapy patients sometimes credit is extended through various payment plans based on individual financial conditions, generally not to exceed the therapy period. The outstanding balances are stated net of an allowance for doubtful accounts. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, and the customer's ability to pay its obligations. The Company writes off accounts receivable when they become uncollectible.

Inventory

Inventory

Inventories are comprised of Vycor Medical VBAS devices, components ancillary to NovaVision's medical device provided to patients and centers and diagnostic products, and are stated at the lower of cost or market, determined under the first-in, first-out method. The inventory is charged to cost of revenue at the time that a device is shipped to a customer or patient.

Foreign Currency

Foreign Currency

The Euro is the local currency of the country in which NovaVision AG conducts its operations and is considered the functional currency of this entity. All balance sheet amounts are translated to U.S. dollars using the U.S. exchange rate at the balance sheet date except for the equity section which is translated at historical rates. Operating statement amounts are translated using an average exchange rate for the period of operations. Foreign currency translation effects are accumulated as part of the accumulated other comprehensive income (loss) and included in shareholders' (deficit) in the accompanying Consolidated Balance Sheet.

Educational marketing and advertising expenses

Educational marketing and advertising expenses

The Company may incur costs for the education of customers on the uses and benefits of its products. The Company will include education, marketing and advertising expense as a component of selling, general and administrative costs as such costs are incurred.

Website Costs

Website Costs

The Company capitalizes the costs associated with the acquisition of hardware and development tools as well as the creation of database tools in connection with the Company's website pursuant to authoritative guidance. Other costs including the development of functionality and identification of software tools are expensed as incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock based compensation awards to employees using a fair-value-based method, for costs related to all share-based payments including stock options. These standards require companies to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

We value financial instruments using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets or liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

There are three general valuation techniques that may be used to measure fair value, as described below:

a)    Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources;

b)    Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost); and

c)    Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Financial assets and liabilities are valued using either level 1 inputs based on unadjusted quoted market prices within active markets or using level 2 inputs based primarily on quoted prices for similar assets or liabilities in active or inactive markets.  For certain long-term debt, fair value is based on present value techniques using inputs principally derived or corroborated from market data. Using level 3 inputs uses management's assessment about the assumptions market participants would utilize in pricing the asset or liability. In the Company's case this entailed assumptions used in pricing models for attached warrant calculations. Valuation techniques utilized to determine fair value are consistently applied.

The Company has no items that are subject to these standards as of June 30, 2012.

Fair Values of Assets and Liabilities

We value financial instruments using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices for similar assets or liabilities in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

There are three general valuation techniques that may be used to measure fair value, as described below:

a)    Market approach - Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. Prices may be indicated by pricing guides, sale transactions, market trades, or other sources;

b)    Cost approach - Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost); and

c)    Income approach - Uses valuation techniques to convert future amounts to a single present amount based on current market expectations about the future amounts (includes present value techniques and option-pricing models). Net present value is an income approach where a stream of expected cash flows is discounted at an appropriate market interest rate.

Financial assets and liabilities are valued using either level 1 inputs based on unadjusted quoted market prices within active markets or using level 2 inputs based primarily on quoted prices for similar assets or liabilities in active or inactive markets.  For certain long-term debt, fair value is based on present value techniques using inputs principally derived or corroborated from market data. Using level 3 inputs uses management's assessment about the assumptions market participants would utilize in pricing the asset or liability. In the Company's case this entailed assumptions used in pricing models for attached warrant calculations. Valuation techniques utilized to determine fair value are consistently applied.

The Company has no items that are subject to these standards as of December 31, 2011.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed giving effect to all dilutive potential common shares that were outstanding during the period. Dilutive potential common shares consist of incremental shares issuable upon exercise of stock options and warrants and conversion of preferred stock and convertible debt.  Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. No dilution adjustment has been made to the weighted average outstanding common shares in the periods presented because the assumed exercise of outstanding options and warrants and the conversion of preferred stock and debt would be anti-dilutive.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share:

	June 30,	June 30,
	2012	2011
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	243,142,310
Debentures convertible into common stock	55,308,960	35,308,960
Preferred shares convertible into common stock	99,555,549	-
Total	417,794,763	279,284,603

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is based on the weighted-average common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. The Company’s potential dilutive shares, which include outstanding common stock options, convertible notes payable and warrants, have not been included in the computation of diluted net loss per share for all periods as the result would be anti-dilutive.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	December 31, 2011	December 31, 2010
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	90,191,077
Debentures convertible into common stock	55,308,960	47,414,223
Preferred shares convertible into common stock	139,555,546	—
Total	457,794,760	138,438,633

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company's accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

Recent Accounting Pronouncements

From time to time new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company's accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.